ACQUISITIONS AND DIVESTITURES - Schedule of Pro Forma Information and Nonrecurring Adjustments (Details) - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
Material and nonrecurring pro forma adjustments:
Revenue, net	$ 8,245,268	$ 8,024,403	$ 5,943,739
Removal of equity method earnings of Legacy Dole investment, net of tax	$ (15,191)	$ (6,726)	(48,027)
Legacy Dole
Business Acquisition, Pro Forma Information, Nonrecurring Adjustment [Line Items]
Revenue			9,285,672
Net income attributable to Dole plc			151,651
Legacy Dole | Acquisition-related Costs
Material and nonrecurring pro forma adjustments:
Removal of equity method earnings of Legacy Dole investment, net of tax			(24,396)
Legacy Dole | Acquisition-related Costs | Eliminations
Material and nonrecurring pro forma adjustments:
Revenue, net			$ (72,389)